ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the “Company”) and its subsidiaries. The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, the provision of management services to hospitals. Starting April 2015, the Group is also engaged in hospital operations as a result of the acquisition of Concord Healthcare Singapore Pte. Ltd. (note 4).

The Group develops and operates its business through its subsidiaries. Details of the Company's subsidiaries as of December 31, 2015 are as follows:

Company	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd. (“AMT”)	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“MSC”)	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
Beijing Meizhong Jiahe Hospital Management Co., Ltd.*(“MHM”)	July 23, 2008	PRC	100%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Concord Medical Technology Limited**	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“GZ Proton”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)***	June 03, 2013	Hong Kong	85.71%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding
Shenzhen Concord Medical Investment Limited (“SZ CMS”)	January 10, 2014	PRC	100%	Investment holding
Shanghai Concord Oncology Hospital Limited (“SHC”)***	March 17, 2014	PRC	90%	Group's medical treatment and service business
Global Medical Imaging (HongKong) Limited. (“GMI”)	May 26, 2014	Hong Kong	100%	Investment holding
Allcure Medical Holdings Limited (“Allcure BVI”)	July 29, 2014	BVI	100%	Investment holding
Datong Meizhong Jiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	100%	Group's medical treatment and service business
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April1, 2015	Singapore	100%	Group's medical treatment and service business
Wuxi Concord Medical Development Ltd.	December 29, 2015	PRC	100%	Group's medical treatment and service business
Beijing Allcure Medical Technology Ltd.	February 5, 2015	PRC	100%	Group's medical treatment and service business
Concord Hospital Management Group Ltd.	July 7, 2015	Hong Kong	100%	Group's medical treatment and service business

The Company was incorporated under the laws of the Cayman Islands on November 27, 2007.

On December 16, 2009, the Company completed its initial public offering of 12,000,000 American Depositary Shares (“ADSs”) at US$11.0 per ADS. Each ADS comprises three ordinary shares of the Company. The net proceeds to the Company from the offering amounted to approximately RMB813,938 (US$119,211), net of underwriter commission and issuance costs.

On February 5, 2015, the Group set up Beijing Allcure Medical Technology Ltd. for purposes of expanding the Group's business of medical information and technology services.

On April 6, 2015, the Group acquired 100% equity interest in Fortis Surgical Hospital for cash consideration of Singapore Dollars (“SGD”) 55,000 (US$39,800), which the Group received the approval from Singapore Ministry Of Health to change the name to Concord Healthcare Singapore Pte. Ltd.

On July 7, 2015, the Group has set up Concord Hospital Management Group Ltd., for the purpose to develop Group's hospital management.

*
On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing Meizhong Jiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group's existing network.

**	On December 23, 2015, the Group changed the name of Tianjin Kangmeng Radiology Equipment Management Co., Ltd. (“TKM”) to Tianjin Concord Medical Technology Limited.

***
On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015. As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).

On December 29, 2015, the Group set up Wuxi Concord Medical Development Ltd. for the purpose to develop Group's medical treatment and service business.